Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligations [Abstract]
Schedule of Asset Retirement Obligations Balance	The asset retirement obligations balance by project is as follows:
	December 31, 2023 $	December 31, 2022 $
Kingsville	2,458,564	3,151,875
Rosita	1,485,560	1,298,397
Vasquez	40,896	34,274
Alta Mesa	6,574,980	-
Centennial	168,806	168,806
Gas Hills	63,000	63,000
Ticaboo	36,000	36,000
Asset retirement obligations	10,827,806	4,752,352

Schedule of Asset Retirement Obligations Continuity	The asset retirement obligations continuity summary is as follows:
Asset retirement obligation	$
Balance, December 31, 2021	4,176,493

Accretion	429,956
Settlement	(11,324)
Change in estimates	157,227
Balance, December 31, 2022	4,752,352

Additions (Note 9)	5,488,969
Accretion	1,099,119
Settlement	(291,449)
Change in estimates	(221,185)
Balance, December 31, 2023	10,827,806